Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies
Basis of presentation

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2023. Accordingly, these unaudited interim condensed consolidated financial statements do not include all information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the six months ended June 30, 2024 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2024. The consolidated balance sheet as of December 31, 2023 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2023.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE. All significant inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, allowance for doubtful accounts for accounts receivable, fair value of short-term investment, useful lives of property, equipment and intangible assets, incremental borrowing rate (“IBR”) applied in lease liabilities, impairment of long-lived assets, intangible assets and goodwill, purchase price allocation and fair value contingent consideration with respect to business combinations, valuation allowance for deferred tax assets, share-based compensation and fair value of intangible assets acquired associated with non-monetary transactions. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Foreign currency

Foreign currency

The functional currency of the Company, Quhuo BVI and Quhuo HK and Quhuo International is the United States Dollars (“US$”). The functional currency of WFOE, the VIE and subsidiaries of the VIE located in the PRC is Renminbi (“RMB”). The Company uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses resulting from remeasurement are included in the consolidated statements of comprehensive loss.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Convenience translation

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB7.2672 on June 28, 2024 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash

Cash and cash equivalents primarily consist of cash on hand, demand deposits and time deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash mainly represents cash reserved in a bank account for legal liability.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. The Company’s accounts receivable are within the scope of ASC Topic 326. The Company has identified the relevant risk characteristics of accounts receivable which include size, type of the services or the products the Company provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the life - time expected credit losses. Additionally, external data and macroeconomic factors are also considered. This is assessed at each half year based on the Company’s specific facts and circumstances.

Short-term investments

Short-term investments

Short-term investments consist of investments in structured notes with original maturities of greater than three months, but less than twelve months and investment in alternative investment fund, which is measured using the net asset value (NAV) per share as a practical expedient. The investment in the fund is redeemable on demand, subject to 30 days advance notice period.

Fair value measurements

Fair value measurements

Financial instruments of the Company primarily include cash, short-term investments, accounts receivable, other receivables, accounts payable and accrued liabilities, other receivables, amounts due from and due to related parties, long-term investments, deposits, equity consideration payable, contingent consideration payable, short-term debt and long-term debt. The Company applies ASC 820, Fair Value Measurements and Disclosures (‘‘ASC 820’’), in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. The short-term investments are measured at fair value. Equity method investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The carrying amounts of the remaining financial instruments, except for long-term debt and deposits, approximate their fair values because of their short-term maturities.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Leases

Leases

The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed the Group to not reassess 1) whether expired or existing contracts are or contain leases, 2) lease classification for any expired or existing leases as of the adoption date and 3) initial direct costs for existing leases as of the adoption date. The Company also made an accounting policy election to exempt short-term leases of 12 months or less form balance sheet recognition requirements associated with the new standard. The Company will recognize fixed rental payments for these short-term leases as a straight-line expense over the lease.

The Company leases offices and service stations to support its on-demand delivery solution services and leases vehicles to individual drivers for ride-hailing solution services. The Company classifies these leases as operating leases in accordance with ASC 842-10-25-2. The Company records an operating lease right-of-use (“ROU”) asset and lease liability based on the present value of the lease payments over the lease term at the commencement date. The Company excludes variable lease payments not dependent on an index or rate from the ROU asset and lease liability calculations and are recognize such amounts as expense in the period which it incurs the obligation for those. As the rate implicit in the Company’s leases are not readily available, the company estimates its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The incremental borrowing rate reflects the fixed rate at which the Company could borrow on a collateralized basis, the amount of the lease payments in the same currency, for a similar term and in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. The Company recognize operating lease expense on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise.

Income taxes

Income taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (‘‘ASC 740’’). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

In accordance with the provisions of ASC 740, the Company recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax benefits, if any, will be recorded in the “other non-current liabilities” in the accompanying consolidated financial statements, and is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur